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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended September 30, 2009
                                               --------------------------------

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

          Adam D. Portnoy                Newton, MA       November 6, 2009
   -------------------------------    -----------------   ----------------
            [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 73
                                        --------------------

Form 13F Information Table Value Total: $37,601
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                               AMOUNT AND TYPE OF SECURITY
                                                      VALUE    SHRS OR                     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP   (x $1,000) PRN AMT   SH/PRN   PUT/CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL
 ESTATE EQUIT                 COM         015271109        679  12,500     SH                 SOLE              12,500      -
APARTMENT INVT +
 MGMT CO                    CLASS A       03748R101        424  28,745     SH                 SOLE              28,745      -
ASSOCIATED ESTATES
 RLTY CORP                    COM         045604105        770  80,000     SH                 SOLE              80,000      -
AVALONBAY CMNTYS INC          COM         053484101      1,133  15,575     SH                 SOLE              15,575      -
BLACKROCK PFD EQUITY
 ADVANTAGE                    COM         092508100        220  19,336     SH                 SOLE              19,336      -
BRANDYWINE RLTY TR      SH BEN INT NEW    105368203      1,445 130,900     SH                 SOLE             130,900      -
BRE PPTYS INC                CL A         05564E106        501  16,000     SH                 SOLE              16,000      -
BROOKFIELD PPTYS CORP         COM         112900105        113  10,000     SH                 SOLE              10,000      -
CBL + ASSOC PPTYS INC         COM         124830100        178  18,314     SH                 SOLE              18,314      -
CEDAR SHOPPING CTRS
 INC                        COM NEW       150602209        248  38,508     SH                 SOLE              38,508      -
CHIMERA INVT CORP             COM         16934Q109        283  74,000     SH                 SOLE              74,000      -
COGDELL SPENCER INC           COM         19238U107        152  31,655     SH                 SOLE              31,655      -
COHEN + STEERS
 ADVANTAGE INCOM              COM         19247W102        310  52,500     SH                 SOLE              52,500      -
COHEN + STEERS PREM
 INCOME                       COM         19247V104         39   7,177     SH                 SOLE               7,177      -
COHEN + STEERS REIT +
 UTIL INC                     COM         19247Y108        232  24,384     SH                 SOLE              24,384      -
COLONIAL PPTYS TR       COM SH BEN INT    195872106        387  39,800     SH                 SOLE              39,800      -
CORPORATE OFFICE
 PPTYS TR                 SH BEN INT      22002T108        575  15,600     SH                 SOLE              15,600      -
COUSINS PPTYS INC             COM         222795106        276  33,361     SH                 SOLE              33,361      -
D R HORTON INC                COM         23331A109        422  37,000     SH                 SOLE              37,000      -
DCT INDUSTRIAL
 TRUST INC                    COM         233153105        383  75,000     SH                 SOLE              75,000      -
DIAMONDROCK
 HOSPITALITY CO               COM         252784301        162  20,000     SH                 SOLE              20,000      -
DIREXION SHS ETF TR    DLY FIN BEAR NEW   25459W490        156   7,500     SH                 SOLE               7,500      -
DUKE RLTY CORP              COM NEW       264411505        374  31,100     SH                 SOLE              31,100      -
DWS RREEF REAL
 ESTATE FD II                 COM         23338X102         83  94,150     SH                 SOLE              94,150      -
EASTGROUP PPTYS INC           COM         277276101        271   7,100     SH                 SOLE               7,100      -
EATON VANCE ENHANCED
 EQUITY                       COM         278277108        160  12,100     SH                 SOLE              12,100      -
ENTERTAINMENT
 PPTYS TR               COM SH BEN INT    29380T105      1,110  32,500     SH                 SOLE              32,500      -
EQUITY ONE INC                COM         294752100         49   3,100     SH                 SOLE               3,100      -
EQUITY RESIDENTIAL        SH BEN INT      29476L107      1,504  49,000     SH                 SOLE              49,000      -
ESSEX PROPERTY
 TRUST, INC                   COM         297178105        477   6,000     SH                 SOLE               6,000      -
FELCOR LODGING TR INC   PFD CONV A 1.95   31430F200        893  73,000     SH                 SOLE              73,000      -
FIRST INDL RLTY
 TR INC                       COM         32054K103         53  10,000     SH                 SOLE              10,000      -
FRANKLIN STR
 PPTYS CORP                   COM         35471R106        983  75,000     SH                 SOLE              75,000      -
HCP INC                       COM         40414L109      1,138  39,580     SH                 SOLE              39,580      -
HEALTH CARE REIT INC    PFD G CONV 7.5%   42217K502        612  20,000     SH                 SOLE              20,000      -
HEALTHCARE RLTY TR            COM         421946104        275  13,000     SH                 SOLE              13,000      -
HERSHA HOSPITALITY TR    SH BEN INT A     427825104        622 200,583     SH                 SOLE             200,583      -
HIGHWOODS PPTYS INC           COM         431284108      1,821  57,900     SH                 SOLE              57,900      -
HOME PROPERTIES INC           COM         437306103         22     500     SH                 SOLE                 500      -
KIMCO RLTY CORP               COM         49446R109        391  30,000     SH                 SOLE              30,000      -
LEXINGTON REALTY TRUST        COM         529043101        241  47,193     SH                 SOLE              47,193      -
LIBERTY PROPERTY          SH BEN INT      531172104      1,178  36,200     SH                 SOLE              36,200      -
MACERICH CO                   COM         554382101        463  15,270     SH                 SOLE              15,270      -
MACK CA RLTY CORP             COM         554489104        960  29,700     SH                 SOLE              29,700      -
MAGUIRE PPTYS INC             COM         559775101         50  24,000     SH                 SOLE              24,000      -
MEDICAL PPTYS TR INC          COM         58463J304      1,087 139,120     SH                 SOLE             139,120      -
MFA FINANCIAL INC             COM         55272X102        238  29,950     SH                 SOLE              29,950      -
MID AMER APT
 CMNTYS INC                   COM         59522J103        907  20,100     SH                 SOLE              20,100      -
NATIONAL RETAIL
 PPTYS INC                    COM         637417106      2,080  96,900     SH                 SOLE              96,900      -
NATIONWIDE HEALTH
 PPTYS INC                    COM         638620104      1,477  47,654     SH                 SOLE              47,654      -
NICHOLAS APPLEGATE
 CV & INC FD                  COM         65370G109          4     504     SH                 SOLE                 504      -
NUVEEN FLOATING RATE
 INCOME FD                    COM         67072T108        191  20,185     SH                 SOLE              20,185      -
NUVEEN REAL ESTATE
 INCOME FD                    COM         67071B108         29   3,700     SH                 SOLE               3,700      -
OMEGA HEALTHCARE
 INVESTORS                    COM         681936100         35   2,200     SH                 SOLE               2,200      -
PROSHARES TR          PSHARES REAL ESTATE 74347R552      1,005 103,751     SH                 SOLE             103,751      -
PROSHARES ULTRASHORT
 FINANCIAL             PSHS ULTSHT FINL   74347R628         14     550     SH                 SOLE                 550      -
PUBLIC STORAGE                COM         74460D109        233   3,100     SH                 SOLE               3,100      -
RAMCO GERSHENSON
 PPTYS TR               COM SH BEN INT    751452202        187  21,000     SH                 SOLE              21,000      -
REALTY INCOME CORP            COM         756109104        110   4,300     SH                 SOLE               4,300      -
REGENCY CTRS CORP             COM         758849103        471  12,700     SH                 SOLE              12,700      -
SIMON PPTY GROUP
 INC NEW                      COM         828806109      1,530  22,043     SH                 SOLE              22,043      -
SL GREEN RLTY CORP            COM         78440X101        741  16,900     SH                 SOLE              16,900      -
SOVRAN SELF
 STORAGE INC                  COM         84610H108        583  19,150     SH                 SOLE              19,150      -
SUN CMNTYS INC                COM         866674104          2     100     SH                 SOLE                 100      -
SUNSTONE HOTEL INVS
 INC NEW                      COM         867892101         23   3,285     SH                 SOLE               3,285      -
SUPERTEL HOSPITALITY
 INC MD                       COM         868526104        182  84,642     SH                 SOLE              84,642      -
TANGER FACTORY
 OUTLET CTRS INC I            COM         875465106        202   5,400     SH                 SOLE               5,400      -
TOLL BROS INC                 COM         889478103        195  10,000     SH                 SOLE              10,000      -
UDR INC                       COM         902653104         47   3,000     SH                 SOLE               3,000      -
VORNADO RLTY TR           SH BEN INT      929042109      1,818  28,233     SH                 SOLE              28,233      -
WASHINGTON REAL
 ESTATE INVT              SH BEN INT      939653101        518  18,000     SH                 SOLE              18,000      -
WEINGARTEN RLTY INVS      SH BEN INT      948741103        697  35,000     SH                 SOLE              35,000      -
WESTERN ASSET
 EMERGING MKTS DEBT           COM         95766A101        177  10,293     SH                 SOLE              10,293      -